Supplemental information on statement of cash flows (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Supplemental Information On Statement Of Cash Flows
Withholding income tax paid on behalf of third-parties	$ 1,356	$ 860
Transactions not involving cash
Purchase of property, plant and equipment on credit	334	211
Lease	5,557	8,155
Losses (reversals) on decommissioning costs		6
Use of tax credits and judicial deposits for the payment of contingencies	66	114
Earnout related to Atapu and Sépia fields	$ 205	$ 49